CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Foreign currency translation adjustment, tax	0	0	0